GRANT RECEIVED	12 Months Ended
Dec. 31, 2011
GRANT RECEIVED
17.	GRANT RECEIVED

On November 2, 2010, the Company received a $977,917 grant under the Patient Protection and Affordable Care Act of 2010 (PPACA). The grant was related to four of the Company’s projects: the Blastomere Program, the Myoblast Program, the RPE Program for Stargardt’s Disease, and the iPS Program. The grants were for $244,479.25 each, for a total grant of $977,917, and are exempt from federal income taxes. The Company recognized $68,639 and $977,917 as a grant reimbursement in its accompanying consolidated statements of operations during the years ended December 31, 2011 and 2010, respectively.